SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Notional amount	$ 0	$ 2,525
Unrealized loss recorded in accumulated other comprehensive income (loss)	110	429
Derivative Assets	0	110
Gain recognized in other comprehensive income, net	(110)	(429)
Gain (loss) recognized in statements of income	4,460	506
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	(110)	(429)
Gain (loss) recognized in statements of income	$ 4,193	$ 500
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses
Foreign exchange option and forward contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 0	$ 110
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Cash and cash equivalents	Cash and cash equivalents
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	$ 0	$ 0
Gain (loss) recognized in statements of income	$ 267	$ 6
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income (Expense)	Nonoperating Income (Expense)